Investment Objectives and Goals	Oct. 24, 2025
GraniteShares 2x Long ADBE Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of Adobe Inc. (NASDAQ: ADBE).
GraniteShares 2x Short ADBE Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of -2 times (-200%) the daily percentage change of the common stock of Adobe Inc. (NASDAQ: ADBE).
GraniteShares 2x Long AMC Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of AMC Entertainment Holdings, Inc. (NYSE: AMC).
GraniteShares 2x Long ARM Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of Arm Holdings plc (NASDAQ: ARM).
GraniteShares 2x Long AVGO Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of Broadcom Inc. (NASDAQ: AVGO).
GraniteShares 2x Short AVGO Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of -2 times (-200%) the daily percentage change of the common stock of Broadcom Inc. (NASDAQ: AVGO).
GraniteShares 2x Long CCL Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of Carnival Corp (NYSE: CCL).
GraniteShares 2x Short CCL Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of -2 times (-200%) the daily percentage change of the common stock of Carnival Corp. (NYSE: CCL).
GraniteShares 2x Long CRWD Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of CrowdStrike Holdings Inc (NASDAQ: CRWD).
GraniteShares 2x Short CRWD Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of -2 times (-200%) the daily percentage change of the common stock of CrowdStrike Holdings Inc (NASDAQ: CRWD).
GraniteShares 2x Long DELL Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of Dell Technologies Inc. (NYSE: DELL).
GraniteShares 2x Short DELL Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of -2 times (-200%) the daily percentage change of the common stock of Dell Technologies Inc. (NYSE: DELL).
GraniteShares 2x Long GME Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of GameStop Corp. (NYSE: GME).
GraniteShares 2x Long INTC Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of Intel Corp. (NASDAQ: INTC).
GraniteShares 2x Short INTC Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of -2 times (-200%) the daily percentage change of the common stock of Intel Corp. (NASDAQ: INTC).
GraniteShares 2x Long LLY Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of Eli Lilly and Co. (NYSE: LLY).
GraniteShares 2x Short LLY Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of -2 times (-200%) the daily percentage change of the common stock of Eli Lilly and Co. (NYSE: LLY).
GraniteShares 2x Long MSTR Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of MicroStrategy Inc. (NASDAQ: MSTR).
GraniteShares 2x Long MU Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of Micron Technology Inc. (NASDAQ: MU).
GraniteShares 2x Short MU Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of -2 times (-200%) the daily percentage change of the common stock of Micron Technology Inc. (NASDAQ: MU).
GraniteShares 2x Long NFLX Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of Netflix Inc. (NASDAQ: NFLX).
GraniteShares 2x Short NFLX Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of -2 times (-200%) the daily percentage change of the common stock of Netflix Inc. (NASDAQ: NFLX).
GraniteShares 2x Long NVO Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the ADR of Novo Nordisk A/S (NYSE: NVO).
GraniteShares 2x Short NVO Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of -2 times (-200%) the daily percentage change of the common stock of ADR of Novo Nordisk A/S (NYSE: NVO).
GraniteShares 2x Long PANW Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of Palo Alto Networks Inc. (NASDAQ: PANW).
GraniteShares 2x Short PANW Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of -2 times (-200%) the daily percentage change of the common stock of Palo Alto Networks Inc. (NASDAQ: PANW).
GraniteShares 2x Long QCOM Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of Qualcomm Incorporated (NASDAQ: QCOM).
GraniteShares 2x Short QCOM Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of -2 times (-200%) the daily percentage change of the common stock of Qualcomm Incorporated (NASDAQ: QCOM).
GraniteShares 2x Long SMCI Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of Super Micro Computer Inc. (NASDAQ: SMCI).
GraniteShares 2x Short SMCI Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of -2 times (-200%) the daily percentage change of the common stock of Super Micro Computer Inc. (NASDAQ: SMCI).
GraniteShares 2x Long TSM Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of Taiwan Semiconductor Manufacturing Co Ltd (NYSE: TSM).
GraniteShares 2x Short TSM Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of -2 times (-200%) the daily percentage change of the ADR of Taiwan Semiconductor Manufacturing Co Ltd (NYSE: TSM).